Fair Value Measurements - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended			2 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	May 14, 2021 USD ($) $ / shares shares	Oct. 01, 2020 USD ($) shares	Jan. 31, 2021 USD ($)	Oct. 31, 2020 shares	Aug. 31, 2020 USD ($)	Dec. 28, 2020 USD ($) shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain loss on convertible notes issued											$ 900
Convertible Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of convertible notes issued					$ 8,900
Total preferred stock tranche liability									$ 0
Change in fair value of the preferred stock tranche liability									720
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements									(7,940)
Preferred Stock Tranche Liability [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of convertible notes issued			$ 33
Total forward contract | shares								8,600,000
Total preferred stock tranche liability								$ 12,300	435	$ 0
Change in fair value of the preferred stock tranche liability						$ (4,968)	$ 2,900	$ 11,800		14,742
Weighted Fair Value Of Tranche Feature | shares						0.012		0.312
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements										$ (15,210)
Embedded Derivative, Fair Value of Embedded Derivative Liability									$ 400
Preferred Stock Tranche Liability [Member] | Tranche Three NoValue [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total forward contract | shares								3,700,000
Preferred Stock Tranche Liability [Member] | Public Scenario [Member] | Scenario Weighing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded derivative liability, measurement input percentage								75.00%
Preferred Stock Tranche Liability [Member] | Public Scenario [Member] | Tranche Three NoValue [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total forward contract | shares								4,300,000
Preferred Stock Tranche Liability [Member] | Staying Private Scenario [Member] | Scenario Weighing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded derivative liability, measurement input percentage								25.00%
Preferred Stock Tranche Liability [Member] | Staying Private Scenario [Member] | Tranche Three NoValue [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total forward contract | shares								1,900,000
Series B Redeemable Convertible Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument convertible number of shares issued | shares				5,485,858
Series B Redeemable Convertible Preferred Stock [Member] | Convertible Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument amount due at the time of conversion		$ 8,100
Debt instrument convertible number of shares issued | shares		5,485,858
Debt instrument fair value at the time of conversion		$ 8,700
Series B Redeemable Convertible Preferred Stock [Member] | Preferred Stock Tranche Liability [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recognition of liability in connection with issue of redeemable convertible preferred stock			$ 33
Series B Redeemable Convertible Preferred Stock [Member] | Acheivement Of Milestone [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Temporary equity stock shares issued during the period shares | shares	39,366,050
Redeemable Convertible Preferred Stock Series B [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Redeemable Convertible Preferred Stock Weighted Average Value	2.032%
Redeemable Convertible Preferred Stock Weighted Average Exercise Price	1.6427%
Redeemable Convertible Preferred Stock Series B [Member] | Preferred Stock Tranche Liability [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Weighted Average Fair Value Of The Tranche Feature | $ / shares	$ 0.3893
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	$ 15,200